UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143
                                   -----------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                    ------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                          ----------------
Date of fiscal year end: 8/31
                        ------

Date of reporting period:  2/28/09
                          ---------

ITEM 1. REPORTS TO STOCKHOLDERS.


FEBRUARY 28, 2009

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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                                   (GRAPHIC)

                                                                          GLOBAL

                                    TEMPLETON
                          GLOBAL SMALLER COMPANIES FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

                           Franklin Templeton Investments

                           GAIN FROM OUR PERSPECTIVE(R)

                           Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE      Each of our portfolio management groups operates
                           autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                           FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                           TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                           MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION       Because our management groups work independently and
                           adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST  At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER .......................................................     1
SEMIANNUAL REPORT
Templeton Global Smaller Companies Fund ..................................     3
Performance Summary ......................................................     8
Your Fund's Expenses .....................................................    11
Financial Highlights and Statement of Investments ........................    13
Financial Statements .....................................................    21
Notes to Financial Statements ............................................    25
Shareholder Information ..................................................    34

Shareholder Letter

Dear Shareholder:

During the six months ended February 28, 2009, world economies entered into a significant slowdown spawned by the U.S. housing and credit market crises. Despite coordinated efforts by many governments to address these problems, the severe economic conditions and high degree of uncertainty fueled market volatility. Most major equity indexes suffered double-digit losses for the reporting period. Although this difficult environment is bound to provoke great concern, we believe it is important to put short-term market developments in perspective. Keep in mind that as daunting as current conditions may be, we have navigated through other periods of high market volatility, including global markets' severe declines of 1987 and the bursting of the technology bubble in 2000. We remain committed to our long-term perspective and our disciplined investment philosophy. Therefore, we view recent declines as potential opportunities to find bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us reason to be optimistic about the potential for future market stabilization and recovery.

Templeton Global Smaller Companies Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, the portfolio managers discuss investment management decisions and Fund performance for the period. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1
articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 50 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Gary P. Motyl
Gary P. Motyl, CFA
President and Chief Executive Officer - Investment Management
Templeton Global Smaller Companies Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF FEBRUARY 28, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Templeton Global Smaller Companies Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of smaller companies, anywhere in the world, including emerging markets.

This semiannual report for Templeton Global Smaller Companies Fund covers the period ended February 28, 2009.

PERFORMANCE OVERVIEW

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

For the six months under review, Templeton Global Smaller Companies Fund -Class A had a -49.46% cumulative total return. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which had a -43.38% total return for the same period.(1) Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the six months ended February 28, 2009, global economic conditions continued to deteriorate. Business capital investment and consumer spending in the U.S. and abroad showed steep declines, unemployment rose steadily, and business and consumer confidence fell to new lows. In the U.S., gross

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                              Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/09

                                  (BAR CHART)

Asia                                        44.2%
North America                               27.5%
Europe                                      20.6%
Australia & New Zealand                      5.6%
Middle East & Africa                         0.5%
Short-Term Investments & Other Net Assets    1.6%

domestic product (GDP) fell 6.3% on an annualized basis in the fourth quarter of 2008.(2) GDP in the eurozone fell 1.5% in the final three months of 2008 and is expected to decelerate further in 2009.(3)

The economic slowdown and the seize-up in global credit markets, accompanied by a decline in inflation indexes, led to easing of monetary policies in the U.S., Europe and many other industrialized and emerging countries. The U.S. Federal Reserve Board cut rates aggressively, as did the European Central Bank and the Bank of England. As of the end of the reporting period, interest rates in the U.S. were near zero.

In addition, several countries enacted robust stimulus programs in response to the global slowdown. In February 2009, the U.S. Congress passed President Obama's fiscal stimulus package. The package totaled $787 billion and included tax cuts and government spending of nearly $600 billion in 2009-2010 alone. In Europe, deteriorating economic conditions led a number of large countries to also introduce substantial stimulus packages and to continue attempts to revive basic bank lending.

China announced a fiscal stimulus package during the period, which equaled about 15% of the country's 2008 GDP.(4) Although most observers believed this figure overstated the actual stimulus effect, the package was significant and reflected Chinese authorities' desire to avoid the social unrest that might come with rising joblessness. With 6.8% year-over-year growth in fourth quarter 2008, China's GDP declined to its slowest growth rate in seven years, although it was still high relative to any other major economy.(5) Along with making five successive rate cuts in late 2008, Chinese authorities introduced a series of measures and public works projects to stimulate internal consumption and help offset a slowdown in export growth.

Against this challenging economic backdrop, most global equity markets were volatile, and nearly all local indexes suffered significant losses for the six-month period. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies' balance sheets, primarily outside the banking industry, remained relatively strong.

(2.) Source: Bureau of Economic Analysis.

(3.) Source: European Central Bank.

(4.) Source: International Monetary Fund.

(5.) Source: National Bureau of Statistics, China.


                              4 | Semiannual Report

INVESTMENT STRATEGY

At Templeton, when choosing investments for this Fund, we take a bottom-up, value-oriented, long-term approach, focusing on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. We also consider the company's price/earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

During the period under review, several Fund holdings hindered performance. Among the largest detractors was U.K.-based Yule Catto, a leader in the chemical manufacturing industry. The company is focused on various niches within specialty chemical markets and historically has earned a relatively high margin on its products. Even though we believe Yule Catto manages its costs and asset utilization well, it underperformed several of its industry peers in the chemical sector during this period largely due to the market's focus on non-recurring charges related to restructuring. Based on our analysis, we believe performance may improve if plant closures and restructuring efforts begin to show results, and as recent dividends lend support to the share price.

Pacific Brands is a manufacturer and wholesaler of several well-known consumer brands in Australia. Pacific is a well-run company, in our view, with market-leading brands across all of its product categories, most of which are basic types of clothing that generally enjoy more stable demand. Nonetheless, this wholesaler was not immune from the economic slowdown. At period-end, however, we felt the company's share price decline was overdone.

Based in the San Francisco Bay Area, LeapFrog Enterprises is a leading technology-based educational toy and product manufacturer. The backbone for the company is education, as educational principles guide the core values behind LeapFrog's brands and products. LeapFrog has a strong brand name synonymous with electronic learning, a solid balance sheet and, in our view, significant turnaround potential. A very challenging economic environment negatively impacted the company's share price during the period, but we believed LeapFrog continued to offer attractive longer-term value.

TOP 10 HOLDINGS
2/28/09

COMPANY                                            % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                           NET ASSETS
------------------------                           ----------
Biovail Corp.                                         2.8%
   PHARMACEUTICALS, CANADA
People's Food Holdings Ltd.                           2.4%
   FOOD PRODUCTS, CHINA
Steiner Leisure Ltd.                                  2.3%
   DIVERSIFIED CONSUMER SERVICES, BAHAMAS
Iluka Resources Ltd.                                  2.3%
   METALS & MINING, AUSTRALIA
Hibbett Sports Inc.                                   2.3%
   SPECIALTY RETAIL, U.S.
Youngone Corp.                                        2.2%
   TEXTILES, APPAREL & LUXURY GOODS, SOUTH KOREA
Tempur-Pedic International Inc.                       2.1%
   HOUSEHOLD DURABLES, U.S.
Total Access Communication Public
Co. Ltd., fgn.                                        2.1%
   WIRELESS TELECOMMUNICATION SERVICES, THAILAND
Chico's FAS Inc.                                      2.1%
   SPECIALTY RETAIL, U.S.
Pihsiang Machinery Manufacturing Co. Ltd.             2.0%
   HEALTH CARE EQUIPMENT & SUPPLIES, TAIWAN


                              Semiannual Report | 5

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 28, 2009, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the Fund's predominant investment in securities with non-U.S. currency exposure.

Several holdings performed well during the period under review. Biovail is a North American pharmaceutical company focused primarily on its drug delivery technology platform, which is used to develop better formulations of established drugs. The company has achieved this objective by developing multiple reformulations for partners such as GlaxoSmithKline, Johnson & Johnson and Sanofi-Aventis. According to our analysis, Biovail has strong research and development capabilities and a proven ability to control costs. Free cash flow yield has been solid, and the company has a successful track record of developing and commercializing new products. During the period, Biovail's stock price appreciated due to indications of good initial demand for a newly released central nervous system drug.

Corinthian Colleges is a for-profit education company focused on preparing students for very specific careers. The company has been actively restructuring over the past few years by improving and centralizing infrastructure, consolidating brands, divesting underperforming colleges and improving operating efficiencies. We believe these changes have enabled Corinthian Colleges to take advantage of the cyclical upturn in the education sector. Over the past few quarters, student growth for the education sector and Corinthian has been robust, and as a result the stock has performed well. We sought to take advantage of the strong share price to trim our position.


                              6 | Semiannual Report

Largely as a consequence of recent market changes and the availability of attractive investment candidates for the Fund, our trustees elected to open Templeton Global Smaller Companies Fund to new investors beginning on December 15, 2008.

Thank you for your continued participation in Templeton Global Smaller Companies Fund. We look forward to serving your future investment needs.

(PHOTO OF BRADLEY RADIN)


/s/ Bradley Radin
Bradley Radin, CFA

(PHOTO OF HARLAN B. HODES)


/s/ Harlan B. Hodes
Harlan B. Hodes, CPA

(PHOTO OF CYNTHIA L. SWEETING)


/s/ Cynthia L. Sweeting
Cynthia L. Sweeting, CFA

Portfolio Management Team
Templeton Global Smaller Companies Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              Semiannual Report | 7

Performance Summary as of 2/28/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TEMGX)                    CHANGE   2/28/09   8/31/08
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      -$3.99    $2.98     $6.97
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.0853
Long-Term Capital Gain           $0.5427
   TOTAL                         $0.6280

CLASS B (SYMBOL: N/A)                      CHANGE   2/28/09   8/31/08
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      -$3.78    $2.85     $6.63
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.0207
Long-Term Capital Gain           $0.5427
   TOTAL                         $0.5634

CLASS C (SYMBOL: TESGX)                    CHANGE   2/28/09   8/31/08
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      -$3.85    $2.92     $6.77
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.0227
Long-Term Capital Gain           $0.5427
   TOTAL                         $0.5654

ADVISOR CLASS (SYMBOL: TGSAX)              CHANGE   2/28/09   8/31/08
-----------------------------              ------   -------   -------
Net Asset Value (NAV)                      -$4.01    $2.99     $7.00
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.1019
Long-Term Capital Gain           $0.5427
   TOTAL                         $0.6446


                              8 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------                                 -------          -------   -------   -------
Cumulative Total Return(1)               -49.46%          -52.21%   -32.88%    +8.19%
Average Annual Total Return(2)           -52.40%          -54.96%    -8.74%    +0.19%
Value of $10,000 Investment(3)          $ 4,760          $ 4,504   $ 6,329   $10,192
Avg. Ann. Total Return (3/31/09)(4)                       -51.73%    -7.12%    +0.66%
   Total Annual Operating Expenses(5)             1.35%

CLASS B                                 6-MONTH          1-YEAR     5-YEAR   10-YEAR
-------                                 -------          -------   -------   -------
Cumulative Total Return(1)               -49.67%          -52.54%   -35.34%    +1.59%
Average Annual Total Return(2)           -51.39%          -54.16%    -8.54%    +0.16%
Value of $10,000 Investment(3)          $ 4,861          $ 4,584   $ 6,400   $10,159
Avg. Ann. Total Return (3/31/09)(4)                       -50.90%    -6.89%    +0.64%
   Total Annual Operating Expenses(5)             2.12%

CLASS C                                 6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------                                 -------          -------   -------   -------
Cumulative Total Return(1)               -49.65%          -52.53%   -35.23%    +0.62%
Average Annual Total Return(2)           -50.08%          -52.94%    -8.32%    +0.06%
Value of $10,000 Investment(3)          $ 4,992          $ 4,706   $ 6,477   $10,062
Avg. Ann. Total Return (3/31/09)(4)                       -49.60%    -6.70%    +0.51%
   Total Annual Operating Expenses(5)             2.09%

ADVISOR CLASS                           6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------------                           -------          -------   -------   -------
Cumulative Total Return(1)               -49.30%          -51.98%   -31.92%   +11.30%
Average Annual Total Return(2)           -49.30%          -51.98%    -7.40%    +1.08%
Value of $10,000 Investment(3)          $ 5,070          $ 4,802   $ 6,808   $11,130
Avg. Ann. Total Return (3/31/09)(4)                       -48.72%    -5.80%    +1.52%
   Total Annual Operating Expenses(5)             1.12%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                             Semiannual Report | 9

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGE-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report.


                             10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 9/1/08      VALUE 2/28/09   PERIOD* 9/1/08-2/28/09
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $  505.40             $ 5.60
Hypothetical (5% return before expenses)         $1,000           $1,017.36             $ 7.50
CLASS B
Actual                                           $1,000           $  503.30             $ 8.54
Hypothetical (5% return before expenses)         $1,000           $1,013.44             $11.43
CLASS C
Actual                                           $1,000           $  503.50             $ 8.54
Hypothetical (5% return before expenses)         $1,000           $1,013.44             $11.43
ADVISOR CLASS
Actual                                           $1,000           $  507.00             $ 4.82
Hypothetical (5% return before expenses)         $1,000           $1,018.40             $ 6.46

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.50%; B: 2.29%; C: 2.29%; and Advisor:
     1.29%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                             12 | Semiannual Report

Templeton Global Smaller Companies Fund

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2009   ----------------------------------------------------------------
CLASS A                                      (UNAUDITED)        2008          2007           2006          2005         2004
-------                                   -----------------   --------     ----------     ----------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ..       $   6.97        $  10.13     $     9.09     $     9.82     $   8.69     $   7.16
                                              --------        --------     ----------     ----------     --------     --------
Income from investment operations(a):
   Net investment income(b) ...........           0.03            0.07           0.06           0.08         0.12         0.07
   Net realized and unrealized gains
      (losses) ........................          (3.39)          (2.27)          2.13           0.83         2.02         1.56
                                              --------        --------     ----------     ----------     --------     --------
Total from investment operations ......          (3.36)          (2.20)          2.19           0.91         2.14         1.63
                                              --------        --------     ----------     ----------     --------     --------
Less distributions from:
   Net investment income ..............          (0.09)          (0.10)         (0.12)         (0.14)       (0.10)       (0.10)
   Net realized gains .................          (0.54)          (0.86)         (1.03)         (1.50)       (0.91)          --
                                              --------        --------     ----------     ----------     --------     --------
Total distributions ...................          (0.63)          (0.96)         (1.15)         (1.64)       (1.01)       (0.10)
                                              --------        --------     ----------     ----------     --------     --------
Redemption fees(c) ....................             --              --(d)          --(d)          --(d)        --(d)        --(d)
                                              --------        --------     ----------     ----------     --------     --------
Net asset value, end of period ........       $   2.98        $   6.97     $    10.13     $     9.09     $   9.82     $   8.69
                                              ========        ========     ==========     ==========     ========     ========
Total return(e) .......................         (49.46)%        (23.88)%        26.52%         11.66%       26.78%       23.04%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...........................           1.50%           1.35%          1.32%          1.34%        1.35%        1.42%
Net investment income .................           1.43%           0.93%          0.68%          0.90%        1.33%        0.91%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....       $409,440        $936,192     $1,470,895     $1,128,415     $949,606     $744,017
Portfolio turnover rate ...............          14.95%          17.46%         28.07%         33.90%       41.58%       31.69%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Templeton Global Smaller Companies Fund

                                           SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2009   ---------------------------------------------------
CLASS B                                      (UNAUDITED)        2008       2007       2006       2005       2004
-------                                   -----------------   -------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ..       $  6.63         $  9.68     $ 8.72     $ 9.50     $ 8.42     $ 6.97
                                              -------         -------     ------     ------     ------     ------
Income from investment operations(a):
   Net investment income (loss)(b) ....          0.01            0.01      (0.01)      0.01       0.06       0.02
   Net realized and unrealized gains
      (losses) ........................         (3.23)          (2.17)      2.05       0.81       1.95       1.52
                                              -------         -------     ------     ------     ------     ------
Total from investment operations ......         (3.22)          (2.16)      2.04       0.82       2.01       1.54
                                              -------         -------     ------     ------     ------     ------
Less distributions from:
   Net investment income ..............         (0.02)          (0.03)     (0.05)     (0.10)     (0.02)     (0.09)
   Net realized gains .................         (0.54)          (0.86)     (1.03)     (1.50)     (0.91)        --
                                              -------         -------     ------     ------     ------     ------
Total distributions ...................         (0.56)          (0.89)     (1.08)     (1.60)     (0.93)     (0.09)
                                              -------         -------     ------     ------     ------     ------
Redemption fees(c) ....................            --              --(d)      --(d)      --(d)      --(d)      --(d)
                                              -------         -------     ------     ------     ------     ------
Net asset value, end of period ........       $  2.85         $  6.63     $ 9.68     $ 8.72     $ 9.50     $ 8.42
                                              =======         =======     ======     ======     ======     ======
Total return(e) .......................        (49.67)%        (24.47)%    25.69%     10.74%     25.86%     22.23%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...........................          2.29%           2.12%      2.07%      2.09%      2.10%      2.16%
Net investment income (loss) ..........          0.64%           0.16%     (0.07)%     0.15%      0.58%      0.17%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....       $ 1,730         $ 4,470     $9,010     $8,027     $7,983     $4,896
Portfolio turnover rate ...............         14.95%          17.46%     28.07%     33.90%     41.58%     31.69%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Templeton Global Smaller Companies Fund

                                           SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2009   -------------------------------------------------------
CLASS C                                      (UNAUDITED)        2008        2007        2006        2005        2004
-------                                   -----------------   -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ..       $  6.77         $  9.86     $  8.88     $  9.65     $  8.55     $  7.05
                                              -------         -------     -------     -------     -------     -------
Income from investment operations(a):
   Net investment income (loss)(b) ....          0.01            0.01          --(c)     0.01        0.06        0.02
   Net realized and unrealized gains
      (losses) ........................         (3.30)          (2.21)       2.07        0.83        1.98        1.54
                                              -------         -------     -------     -------     -------     -------
Total from investment operations ......         (3.29)          (2.20)       2.07        0.84        2.04        1.56
                                              -------         -------     -------     -------     -------     -------
Less distributions from:
   Net investment income ..............         (0.02)          (0.03)      (0.06)      (0.11)      (0.03)      (0.06)
   Net realized gains .................         (0.54)          (0.86)      (1.03)      (1.50)      (0.91)         --
                                              -------         -------     -------     -------     -------     -------
Total distributions ...................         (0.56)          (0.89)      (1.09)      (1.61)      (0.94)      (0.06)
                                              -------         -------     -------     -------     -------     -------
Redemption fees(d) ....................            --              --(c)       --(c)       --(c)       --(c)       --(c)
                                              -------         -------     -------     -------     -------     -------
Net asset value, end of period ........       $  2.92         $  6.77     $  9.86     $  8.88     $  9.65     $  8.55
                                              =======         =======     =======     =======     =======     =======
Total return(e) .......................        (49.65)%        (24.38)%     25.58%      10.89%      25.74%      22.07%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...........................          2.29%           2.09%       2.06%       2.09%       2.10%       2.17%
Net investment income (loss) ..........          0.64%           0.19%      (0.06)%      0.15%       0.58%       0.16%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....       $19,704         $49,346     $98,269     $71,857     $55,448     $30,741
Portfolio turnover rate ...............         14.95%          17.46%      28.07%      33.90%      41.58%      31.69%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Templeton Global Smaller Companies Fund

                                                        SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28, 2009  ----------------------------------------------------
ADVISOR CLASS                                             (UNAUDITED)       2008        2007        2006       2005      2004
-------------                                          -----------------  --------    --------    -------    -------    ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................     $    7.00       $  10.17    $   9.11    $  9.84    $  8.71    $ 7.17
                                                          ---------       --------    --------    -------    -------    ------
Income from investment operations(a):
   Net investment income(b) .........................          0.03           0.10        0.10       0.11       0.16      0.10
   Net realized and unrealized gains (losses) .......         (3.40)         (2.29)       2.13       0.82       2.01      1.56
                                                          ---------       --------    --------    -------    -------    ------
Total from investment operations ....................         (3.37)         (2.19)       2.23       0.93       2.17      1.66
                                                          ---------       --------    --------    -------    -------    ------
Less distributions from:
   Net investment income ............................         (0.10)         (0.12)      (0.14)     (0.16)     (0.13)    (0.12)
   Net realized gains ...............................         (0.54)         (0.86)      (1.03)     (1.50)     (0.91)       --
                                                          ---------       --------    --------    -------    -------    ------
Total distributions .................................         (0.64)         (0.98)      (1.17)     (1.66)     (1.04)    (0.12)
                                                          ---------       --------    --------    -------    -------    ------
Redemption fees(c) ..................................            --             --(d)       --(d)      --(d)      --(d)     --(d)
                                                          ---------       --------    --------    -------    -------    ------
Net asset value, end of period ......................     $    2.99       $   7.00    $  10.17    $  9.11    $  9.84    $ 8.71
                                                          =========       ========    ========    =======    =======    ======
Total return(e)                                              (49.30)%       (23.69)%     26.98%     11.83%     27.07%     23.30%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) .........................................          1.29%          1.12%       1.07%      1.09%      1.10%     1.17%
Net investment income ...............................          1.64%          1.16%       0.93%      1.15%      1.58%     1.16%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................     $  78,451       $126,003    $117,115    $60,588    $39,912    $9,329
Portfolio turnover rate .............................         14.95%         17.46%      28.07%     33.90%     41.58%    31.69%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2009 (UNAUDITED)

                                                                         INDUSTRY                     SHARES/RIGHTS      VALUE
                                                      ----------------------------------------------  -------------  -------------
       COMMON STOCKS AND RIGHTS 98.4%
       AUSTRALIA 5.6%
       Billabong International Ltd. ................          Textiles, Apparel & Luxury Goods              369,406  $   1,658,760
       Downer EDI Ltd. .............................           Commercial Services & Supplies             2,485,055      5,944,974
       Emeco Holdings Ltd. .........................          Trading Companies & Distributors           17,495,152      3,357,232
   (a) Iluka Resources Ltd. ........................                Metals & Mining                       4,230,980     11,637,289
       Pacific Brands Ltd. .........................                    Distributors                      9,506,660      1,368,210
       PaperlinX Ltd. ..............................              Paper & Forest Products                10,456,146      4,614,909
                                                                                                                     -------------
                                                                                                                        28,581,374
                                                                                                                     -------------
       BAHAMAS 2.3%
   (a) Steiner Leisure Ltd. ........................         Diversified Consumer Services                  464,960     11,721,642
                                                                                                                     -------------
       BELGIUM 1.4%
       Barco NV ....................................  Electronic Equipment, Instruments & Components        435,919      7,266,097
                                                                                                                     -------------
       CANADA 5.9%
   (a) ATS Automation Tooling Systems Inc. .........                    Machinery                           885,180      2,420,862
       Biovail Corp. ...............................                   Pharmaceuticals                    1,330,900     14,141,041
       Canaccord Capital Inc. ......................                   Capital Markets                    1,926,100      6,539,158
       Dorel Industries Inc., B ....................                  Household Durables                    171,100      2,659,718
   (a) GSI Group Inc. ..............................  Electronic Equipment, Instruments & Components      1,071,820      1,018,229
   (a) MDS Inc. ....................................          Life Sciences Tools & Services                426,700      2,816,834
   (a) Mega Brands Inc. ............................           Leisure Equipment & Products                 772,900        382,669
                                                                                                                     -------------
                                                                                                                        29,978,511
                                                                                                                     -------------
       CAYMAN ISLANDS 0.9%
       Stella International Holdings Ltd. ..........          Textiles, Apparel & Luxury Goods            4,231,000      4,746,485
                                                                                                                     -------------
       CHINA 5.5%
   (a) AAC Acoustic Technologies Holdings Inc. .....            Communications Equipment                  9,478,000      3,800,904
   (a) Bio-Treat Technology Ltd. ...................         Commercial Services & Supplies              20,490,417        529,314
       People's Food Holdings Ltd. .................                   Food Products                     29,293,000     12,107,282
       Sinotrans Ltd., H ...........................              Air Freight & Logistics                53,339,000      7,978,342
   (a) TCL Communication Technology Holdings Ltd. ..               Communications Equipment              14,387,887      1,224,477
       Weiqiao Textile Co. Ltd., H .................          Textiles, Apparel & Luxury Goods            9,651,000      2,551,150
                                                                                                                     -------------
                                                                                                                        28,191,469
                                                                                                                     -------------
       FINLAND 2.6%
       Amer Sports OYJ .............................            Leisure Equipment & Products                778,180      5,460,461
   (a) Elcoteq SE, A ...............................            Communications Equipment                    756,951      1,112,155
       Huhtamaki OYJ ...............................               Containers & Packaging                   863,810      6,356,732
                                                                                                                     -------------
                                                                                                                        12,929,348
                                                                                                                     -------------
       GERMANY 0.9%
   (a) Jenoptik AG .................................  Electronic Equipment, Instruments & Components        977,110      4,381,131
                                                                                                                     -------------
       HONG KONG 7.9%
       Asia Satellite Telecommunications Holdings
          Ltd. .....................................      Diversified Telecommunication Services          3,454,500      3,608,112
       Dah Sing Financial Group ....................                  Commercial Banks                    3,486,400      8,991,186


                             Semiannual Report | 17

Templeton Global Smaller Companies Fund

                                                                         INDUSTRY                     SHARES/RIGHTS      VALUE
                                                      ----------------------------------------------  -------------  -------------
       COMMON STOCKS AND RIGHTS (CONTINUED)
       HONG KONG (CONTINUED)
       Fountain Set (Holdings) Ltd. ................          Textiles, Apparel & Luxury Goods           33,524,000  $   1,404,912
       Giordano International Ltd. .................                  Specialty Retail                   31,651,348      7,428,026
       Hopewell Holdings Ltd. ......................        Real Estate Management & Development          2,982,000      8,459,411
       Hung Hing Printing Group Ltd. ...............               Containers & Packaging                20,862,508      2,663,247
       Yue Yuen Industrial Holdings Ltd. ...........          Textiles, Apparel & Luxury Goods            4,196,500      7,857,125
                                                                                                                     -------------
                                                                                                                        40,412,019
                                                                                                                     -------------
       ISRAEL 0.5%
   (a) Orbotech Ltd. ...............................  Electronic Equipment, Instruments & Components        614,700      2,520,270
                                                                                                                     -------------
       JAPAN 7.4%
       Aiful Corp. .................................                  Consumer Finance                    1,084,850      1,144,931
       Asics Corp. .................................          Textiles, Apparel & Luxury Goods               36,000        227,225
       Descente Ltd. ...............................          Textiles, Apparel & Luxury Goods            2,333,000      8,247,195
       MEITEC Corp. ................................               Professional Services                    239,900      3,286,503
       Nichii Gakkan Co. ...........................          Health Care Providers & Services              528,500      8,133,685
       Sangetsu Co. Ltd. ...........................                 Household Durables                     186,800      3,847,205
       Sohgo Security Services Co. Ltd. ............           Commercial Services & Supplies               737,400      6,074,795
       Takuma Co. Ltd. .............................                     Machinery                        2,627,000      3,526,175
       USS Co. Ltd. ................................                  Specialty Retail                       81,030      3,296,164
                                                                                                                     -------------
                                                                                                                        37,783,878
                                                                                                                     -------------
       NETHERLANDS 5.3%
       Draka Holding NV ............................                Electrical Equipment                    235,136      1,652,621
       Imtech NV ...................................             Construction & Engineering                 577,230      7,417,208
       OPG Groep NV ................................          Health Care Providers & Services              838,560      7,105,584
       SBM Offshore NV .............................            Energy Equipment & Services                 379,423      5,024,435
       USG People NV ...............................               Professional Services                    699,400      5,828,959
                                                                                                                     -------------
                                                                                                                        27,028,807
                                                                                                                     -------------
       NORWAY 0.5%
       Tomra Systems ASA                                                Machinery                           715,996      2,420,280
                                                                                                                     -------------
       PHILIPPINES 0.0%(b)
   (a) First Gen Corp. .............................   Independent Power Producers & Energy Traders         610,000        194,188
                                                                                                                     -------------
       SINGAPORE 1.1%
       Huan Hsin Holdings Ltd. .....................  Electronic Equipment, Instruments & Components      6,101,000        945,617
   (a) Osim International Ltd. .....................                 Specialty Retail                     7,850,200        253,486
   (a) Osim International Ltd., rts., 3/17/09 ......                 Specialty Retail                     1,744,488             --
       Venture Corp. Ltd. ..........................  Electronic Equipment, Instruments & Components      1,322,000      4,200,484
                                                                                                                     -------------
                                                                                                                         5,399,587
                                                                                                                     -------------
       SOUTH KOREA 7.4%
       Busan Bank ..................................                 Commercial Banks                     1,793,670      6,059,024
   (a) Busan Bank, rts., 3/06/09 ...................                 Commercial Banks                       391,299         45,932
       Daeduck Electronics Co. Ltd. ................  Electronic Equipment, Instruments & Components      1,221,875      2,235,064
       Daegu Bank Co. Ltd. .........................                 Commercial Banks                     1,249,460      4,758,451
       Halla Climate Control Corp. .................                  Auto Components                     1,104,000      5,025,218


                             18 | Semiannual Report

Templeton Global Smaller Companies Fund

                                                                         INDUSTRY                     SHARES/RIGHTS      VALUE
                                                      ----------------------------------------------  -------------  -------------
       COMMON STOCKS AND RIGHTS (CONTINUED)
       SOUTH KOREA (CONTINUED)
       INTOPS Co. Ltd. .............................  Electronic Equipment, Instruments & Components        223,678  $   2,166,108
       People & Telecommunication Inc. .............             Communications Equipment                   612,718      2,697,086
       Sindo Ricoh Co. .............................                Office Electronics                      110,350      3,583,703
       Youngone Corp. ..............................         Textiles, Apparel & Luxury Goods             1,990,740     11,112,677
                                                                                                                     -------------
                                                                                                                        37,683,263
                                                                                                                     -------------
       SPAIN 0.7%
       Sol Melia SA ................................           Hotels, Restaurants & Leisure              1,078,193      3,700,882
                                                                                                                     -------------
       SWEDEN 0.5%
   (c) D. Carnegie & Co. AB ........................                Capital Markets                       2,352,546             --
       Niscayah Group AB ...........................          Commercial Services & Supplies              3,472,830      2,446,292
                                                                                                                     -------------
                                                                                                                         2,446,292
                                                                                                                     -------------
       SWITZERLAND 1.5%
       Verwaltungs- und Privat-Bank AG .............                  Capital Markets                        75,518      4,838,829
       Vontobel Holding AG .........................                  Capital Markets                       160,170      2,490,469
                                                                                                                     -------------
                                                                                                                         7,329,298
                                                                                                                     -------------
       TAIWAN 10.0%
       AcBel Polytech Inc. .........................               Electrical Equipment                  13,333,086      5,067,297
       D-Link Corp. ................................             Communications Equipment                11,616,430      6,406,547
       Giant Manufacturing Co. Ltd. ................           Leisure Equipment & Products               3,866,100      7,379,782
       Pihsiang Machinery Manufacturing Co. Ltd. ...         Health Care Equipment & Supplies             8,528,000     10,356,908
       Simplo Technology Co. Ltd. ..................              Computers & Peripherals                 2,602,996      6,865,453
   (a) Ta Chong Bank Ltd. ..........................               Commercial Banks                      52,393,000      5,030,447
       Taiwan Fu Hsing .............................                 Building Products                    9,336,180      2,651,854
       Test-Rite International Co. Ltd. ............                   Distributors                      16,626,237      7,269,079
                                                                                                                     -------------
                                                                                                                        51,027,367
                                                                                                                     -------------
       THAILAND 4.9%
       Bank of Ayudhya Public Co. Ltd., NVDR .......                 Commercial Banks                    18,625,300      4,556,570
       Glow Energy Public Co. Ltd., fgn. ...........   Independent Power Producers & Energy Traders      16,956,900      9,749,924
       Total Access Communication Public Co. Ltd.,
          fgn. .....................................        Wireless Telecommunication Services          12,815,000     10,636,450
                                                                                                                     -------------
                                                                                                                        24,942,944
                                                                                                                     -------------
       UNITED KINGDOM 7.2%
       Bodycote PLC ................................                     Machinery                        2,576,506      4,358,483
       Burberry Group PLC ..........................         Textiles, Apparel & Luxury Goods               804,310      2,957,057
       Fiberweb PLC ................................                 Personal Products                    6,160,581      2,710,004
       Future PLC ..................................                       Media                         11,231,610      2,570,781
       GAME Group PLC ..............................                 Specialty Retail                     3,113,050      6,513,059
       Henderson Group PLC .........................                  Capital Markets                     9,149,752     10,340,451
       New Star Asset Management Group PLC .........                  Capital Markets                     7,488,090        199,245
       Yell Group PLC ..............................                       Media                          7,191,240      2,134,641
       Yule Catto & Co. PLC ........................                     Chemicals                        6,523,350      4,875,959
                                                                                                                     -------------
                                                                                                                        36,659,680
                                                                                                                     -------------


                             Semiannual Report | 19

Templeton Global Smaller Companies Fund

                                                                         INDUSTRY                     SHARES/RIGHTS      VALUE
                                                      ----------------------------------------------  -------------  -------------
       COMMON STOCKS AND RIGHTS (CONTINUED)
       UNITED STATES 18.4%
   (a) BearingPoint Inc. ...........................                   IT Services                           60,305  $       4,342
   (a) Chico's FAS Inc. ............................                 Specialty Retail                     2,322,130     10,519,249
   (a) Corinthian Colleges Inc. ....................          Diversified Consumer Services                 283,480      5,584,556
   (a) Fossil Inc. .................................         Textiles, Apparel & Luxury Goods               323,440      4,081,813
   (a) Hibbett Sports Inc. .........................                 Specialty Retail                       821,570     11,518,411
   (a) JAKKS Pacific Inc. ..........................           Leisure Equipment & Products                 483,990      6,132,153
       K-Swiss Inc., A .............................           Textiles, Apparel & Luxury Goods             891,120      8,875,555
(a, d) Leapfrog Enterprises Inc. ...................         Leisure Equipment & Products                 2,971,610      4,279,118
       Legg Mason Inc. .............................                   Capital Markets                      531,910      6,824,405
   (a) Pier 1 Imports Inc. .........................                 Specialty Retail                     3,257,950        684,170
       PNM Resources Inc. ..........................                   Multi-Utilities                      327,220      2,516,322
   (a) RC2 Corp. ...................................           Leisure Equipment & Products                 292,400      1,371,356
       Scholastic Corp. ............................                        Media                           363,740      4,004,777
   (a) Sealy Corp. .................................                Household Durables                    3,655,420      2,924,336
       Tempur-Pedic International Inc. .............                  Household Durables                  1,753,710     10,767,779
   (a) VASCO Data Security International Inc. ......                     Software                           275,340      1,360,180
   (a) Volcom Inc. .................................         Textiles, Apparel & Luxury Goods               318,960      2,538,922
(a, d) West Marine Inc. ............................               Specialty Retail                       1,991,430      9,817,750
                                                                                                                     -------------
                                                                                                                        93,805,194
                                                                                                                     -------------
      TOTAL COMMON STOCKS AND RIGHTS
         (COST $1,100,570,350) .....................                                                                   501,150,006
                                                                                                                     -------------

                                                                                                        PRINCIPAL
                                                                                                          AMOUNT
                                                                                                      -------------
       SHORT TERM INVESTMENTS
       (COST $8,149,919) 1.6%
       U.S. GOVERNMENT AND AGENCY SECURITY 1.6%

   (e) FHLB, 3/02/09 ...............................                                                  $   8,150,000      8,150,000
                                                                                                                     -------------
       TOTAL INVESTMENTS
          (COST $1,108,720,269) 100.0% .............                                                                   509,300,006
       OTHER ASSETS, LESS LIABILITIES 0.0%(b) ......                                                                        25,208
                                                                                                                     -------------
       NET ASSETS 100.0% ...........................                                                                 $ 509,325,214
                                                                                                                     =============

See Abbreviations on page 33.

(a)  Non-income producing for the twelve months ended February 28, 2009.

(b)  Rounds to less than 0.1% of net assets.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2009, the value of this security was $0.

(d)  See Note 8 regarding holdings of 5% voting securities.

(e)  The security is traded on a discount basis with no stated coupon rate.

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Templeton Global Smaller Companies Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .........................   $1,048,068,052
      Cost - Non-controlled affiliated issuers (Note 8) ...       60,652,217
                                                              --------------
      Total cost of investments ...........................   $1,108,720,269
                                                              ==============
      Value - Unaffiliated issuers ........................   $  495,203,138
      Value - Non-controlled affiliated issuers (Note 8) ..       14,096,868
                                                              --------------
      Total value of investments ..........................      509,300,006
   Cash ...................................................            1,770
   Foreign currency, at value (cost $ 151) ................              149
   Receivables:
      Investment securities sold ..........................          494,345
      Capital shares sold .................................          288,204
      Dividends and interest ..............................        1,601,778
   Other assets ...........................................          649,628
                                                              --------------
         Total assets .....................................      512,335,880
                                                              --------------
Liabilities:
   Payables:
      Investment securities purchased .....................          774,019
      Capital shares redeemed .............................        1,243,804
      Affiliates ..........................................          556,375
      Unaffiliated transfer agent fees ....................          196,155
   Accrued expenses and other liabilities .................          240,313
                                                              --------------
         Total liabilities ................................        3,010,666
                                                              --------------
            Net assets, at value ..........................   $  509,325,214
                                                              ==============
Net assets consist of:
   Paid-in capital ........................................   $1,180,617,008
   Undistributed net investment income ....................        4,810,255
   Net unrealized appreciation (depreciation) .............     (599,858,590)
   Accumulated net realized gain (loss) ...................      (76,243,459)
                                                              --------------
            Net assets, at value ..........................   $  509,325,214
                                                              ==============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Templeton Global Smaller Companies Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 28, 2009 (unaudited)

CLASS A:
   Net assets, at value ....................................................   $409,439,515
                                                                               ------------
   Shares outstanding ......................................................    137,253,745
                                                                               ------------
   Net asset value per share(a) ............................................   $       2.98
                                                                               ------------
   Maximum offering price per share (net asset value per share / 94.25%) ...   $       3.16
                                                                               ------------
CLASS B:
   Net assets, at value ....................................................   $  1,730,038
                                                                               ------------
   Shares outstanding ......................................................        606,341
                                                                               ------------
   Net asset value and maximum offering price per share(a) .................   $       2.85
                                                                               ------------
CLASS C:
   Net assets, at value ....................................................   $ 19,704,418
                                                                               ------------
   Shares outstanding ......................................................      6,748,866
                                                                               ------------
   Net asset value and maximum offering price per share(a) .................   $       2.92
                                                                               ------------
ADVISOR CLASS:
   Net assets, at value ....................................................   $ 78,451,243
                                                                               ------------
   Shares outstanding ......................................................     26,261,557
                                                                               ------------
   Net asset value and maximum offering price per share ....................   $       2.99
                                                                               ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Templeton Global Smaller Companies Fund

STATEMENT OF OPERATIONS
for the six months ended February 28, 2009 (unaudited)

Investment income:
   Dividends (net of foreign taxes of $ 496,688) ......................................   $   9,862,566
   Interest ...........................................................................         175,832
                                                                                          -------------
         Total investment income ......................................................      10,038,398
                                                                                          -------------
Expenses:
   Management fees (Note 3a) ..........................................................       2,581,358
   Administrative fees (Note 3b) ......................................................         467,380
   Distribution fees: (Note 3c)
      Class A .........................................................................         604,597
      Class B .........................................................................          12,530
      Class C .........................................................................         145,950
   Transfer agent fees (Note 3e) ......................................................       1,013,910
   Custodian fees (Note 4) ............................................................         112,002
   Reports to shareholders ............................................................          68,878
   Registration and filing fees .......................................................          94,982
   Professional fees ..................................................................          19,864
   Trustees' fees and expenses ........................................................          56,134
   Other ..............................................................................          19,611
                                                                                          -------------
         Total expenses ...............................................................       5,197,196
         Expense reductions (Note 4) ..................................................            (813)
                                                                                          -------------
            Net expenses ..............................................................       5,196,383
                                                                                          -------------
               Net investment income ..................................................       4,842,015
                                                                                          -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .....................................................................     (86,761,431)
      Foreign currency transactions ...................................................        (401,519)
                                                                                          -------------
            Net realized gain (loss) ..................................................     (87,162,950)
                                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .....................................................................    (449,655,929)
      Translation of other assets and liabilities denominated in foreign currencies ..        (373,858)
                                                                                          -------------
            Net change in unrealized appreciation (depreciation) ......................    (450,029,787)
                                                                                          -------------
Net realized and unrealized gain (loss) ...............................................    (537,192,737)
                                                                                          -------------
Net increase (decrease) in net assets resulting from operations .......................   $(532,350,722)
                                                                                          =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Templeton Global Smaller Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS ENDED
                                                                                               FEBRUARY 28, 2009      YEAR ENDED
                                                                                                  (UNAUDITED)      AUGUST 31, 2008
                                                                                               -----------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................    $    4,842,015     $   12,536,230
      Net realized gain (loss) from investments and foreign currency transactions ..........       (87,162,950)       109,572,815
      Net change in unrealized appreciation (depreciation) on investments and translation of
         other assets and liabilities denominated in foreign currencies ....................      (450,029,787)      (516,437,027)
                                                                                                --------------     --------------
            Net increase (decrease) in net assets resulting from operations ................      (532,350,722)      (394,327,982)
                                                                                                --------------     --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ...........................................................................       (10,399,161)       (14,287,758)
         Class B ...........................................................................           (11,709)           (23,467)
         Class C ...........................................................................          (143,310)          (306,005)
         Advisor Class .....................................................................        (2,277,049)        (1,436,355)
      Net realized gains:
         Class A ...........................................................................       (66,168,239)      (125,660,828)
         Class B ...........................................................................          (306,993)          (796,890)
         Class C ...........................................................................        (3,426,195)        (8,455,957)
         Advisor Class .....................................................................       (12,127,130)       (10,615,063)
                                                                                                --------------     --------------
   Total distributions to shareholders .....................................................       (94,859,786)      (161,582,323)
                                                                                                --------------     --------------
   Capital share transactions: (Note 2)
         Class A ...........................................................................        (6,908,615)       (61,748,809)
         Class B ...........................................................................          (409,567)        (1,772,174)
         Class C ...........................................................................        (3,094,506)       (18,880,962)
         Advisor Class .....................................................................        30,937,536         59,030,152
                                                                                                --------------     --------------
   Total capital share transactions ........................................................        20,524,848        (23,371,793)
                                                                                                --------------     --------------
   Redemption fees .........................................................................                --              3,148
                                                                                                --------------     --------------
               Net increase (decrease) in net assets .......................................      (606,685,660)      (579,278,950)
Net assets:
   Beginning of period .....................................................................     1,116,010,874      1,695,289,824
                                                                                                --------------     --------------
   End of period ...........................................................................    $  509,325,214     $1,116,010,874
                                                                                                ==============     ==============
Undistributed net investment income included in net assets:
   End of period ...........................................................................    $    4,810,255     $   12,799,469
                                                                                                ==============     ==============

   The accompanying notes are an integral part of these financial statements.


                             24 | Semiannual Report

Templeton Global Smaller Companies Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                             Semiannual Report | 25

Templeton Global Smaller Companies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of February 28, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.


                             26 | Semiannual Report

Templeton Global Smaller Companies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES (CONTINUED)

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any Fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the Fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.


                             Semiannual Report | 27

Templeton Global Smaller Companies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                               SIX MONTHS ENDED                 YEAR ENDED
                                               FEBRUARY 28, 2009             AUGUST 31, 2008
                                          --------------------------   ---------------------------
                                             SHARES        AMOUNT         SHARES         AMOUNT
                                          -----------   ------------   -----------   -------------
CLASS A SHARES:
   Shares sold ........................     4,137,010   $ 16,933,989    12,337,464   $ 107,834,035
   Shares issued in reinvestment of
      distributions ...................    19,523,841     67,357,253    13,411,128     121,882,020
   Shares redeemed ....................   (20,658,379)   (91,199,857)  (36,641,340)   (291,464,864)
                                          -----------   ------------   -----------   -------------
   Net increase (decrease) ............     3,002,472   $ (6,908,615)  (10,892,748)  $ (61,748,809)
                                          ===========   ============   ===========   =============
CLASS B SHARES:
   Shares sold ........................        15,324   $     60,541        26,524   $     224,015
   Shares issued in reinvestment of
      distributions ...................        87,357        288,277        83,602         727,290
   Shares redeemed ....................      (170,343)      (758,385)     (366,943)     (2,723,479)
                                          -----------   ------------   -----------   -------------
   Net increase (decrease) ............       (67,662)  $   (409,567)     (256,817)  $  (1,772,174)
                                          ===========   ============   ===========   =============
CLASS C SHARES:
   Shares sold ........................       319,770   $  1,182,383       545,994   $   4,530,362
   Shares issued in reinvestment of
      distributions ...................       842,760      2,848,530       741,530       6,580,741
   Shares redeemed ....................    (1,704,458)    (7,125,419)   (3,958,737)    (29,992,065)
                                          -----------   ------------   -----------   -------------
   Net increase (decrease) ............      (541,928)  $ (3,094,506)   (2,671,213)  $ (18,880,962)
                                          ===========   ============   ===========   =============
ADVISOR CLASS SHARES:
   Shares sold ........................     6,832,513   $ 27,874,649     9,517,914   $  80,904,523
   Shares issued in reinvestment of
      distributions ...................     4,079,917     14,075,713     1,256,440      11,395,819
   Shares redeemed ....................    (2,647,116)   (11,012,826)   (4,290,289)    (33,270,190)
                                          -----------   ------------   -----------   -------------
   Net increase (decrease) ............     8,265,314   $ 30,937,536     6,484,065   $  59,030,152
                                          ===========   ============   ===========   =============


                             28 | Semiannual Report

Templeton Global Smaller Companies Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                                 AFFILIATION
----------                                                      --------------------------------
Franklin Templeton Investment Corp. (FTIC)                      Investment manager
Templeton Investment Counsel, LLC (TIC)                         Investment manager - sub advisor
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE                      NET ASSETS
-------------------   -------------------------------------------------
0.750%                Up to and including $1 billion
0.730%                Over $1 billion, up to and including $5 billion
0.710%                Over $5 billion, up to and including $10 billion
0.690%                Over $10 billion, up to and including $15 billion
0.670%                Over $15 billion, up to and including $20 billion
0.650%                In excess of $20 billion

Under a subadvisory agreement, TIC, an affiliate of FTIC, provides subadvisory services to the Fund and receives from FTIC fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED FEE RATE                        NET ASSETS
-------------------   ---------------------------------------------------
0.150%                Up to and including $200 million
0.135%                Over $200 million, up to and including $700 million
0.100%                Over $700 million, up to and including $1.2 billion
0.075%                In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


                             Semiannual Report | 29

Templeton Global Smaller Companies Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

In addition, under the Fund's Class B, and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...........   0.25%
Class B ...........   1.00%
Class C ...........   1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers . ..................................................   $18,270
Contingent deferred sales charges retained ...........................   $ 2,185

E. TRANSFER AGENT FEES

For the period ended February 28, 2009, the Fund paid transfer agent fees of $1,013,910, of which $568,186 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At February 28, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................................   $1,108,720,269
                                                                       ==============
Unrealized appreciation ............................................   $   28,348,142
Unrealized depreciation ............................................     (627,768,405)
                                                                       --------------
Net unrealized appreciation (depreciation) .........................   $ (599,420,263)
                                                                       ==============


                             30 | Semiannual Report

Templeton Global Smaller Companies Fund

5. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2009, aggregated $114,630,855 and $103,462,070, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended February 28, 2009, were as shown below.

                              NUMBER OF                              NUMBER OF
                             SHARES HELD                            SHARES HELD      VALUE
                            AT BEGINNING     GROSS        GROSS        AT END        AT END     INVESTMENT   REALIZED CAPITAL
NAME OF ISSUER                OF PERIOD    ADDITIONS   REDUCTIONS    OF PERIOD     OF PERIOD      INCOME        GAIN (LOSS)
--------------              ------------   ---------   ----------   -----------   -----------   ----------   ----------------
NON-CONTROLLED AFFILIATES
Leapfrog Enterprises
   Inc. .................     2,971,610        --          --        2,971,610    $ 4,279,118       $--             $--
West Marine Inc. ........     1,991,430        --          --        1,991,430      9,817,750        --              --
                                                                                  -----------       ---             ---
   TOTAL AFFILIATED SECURITIES (2.77% of Net Assets)...........................   $14,096,868       $--             $--
                                                                                  ===========       ===             ===


                             Semiannual Report | 31

Templeton Global Smaller Companies Fund

9. CREDIT FACILITY

Effective, January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $153 of its pro rata portion of the Global Credit Facility, which is reflected in Other expenses on the Statement of Operations. During the period ended February 28, 2009, the Fund did not utilize the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                             32 | Semiannual Report

Templeton Global Smaller Companies Fund

10. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets carried at fair value:

                                       LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                    ------------   ----------   -------   ------------
ASSETS:
   Investments in Securities.....   $501,150,006   $8,150,000     $--     $509,300,006

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB - Federal Home Loan Bank
NVDR - Non Voting Depository Receipt


                             Semiannual Report | 33

Templeton Global Smaller Companies Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             34 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT
(800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin Capital Growth Fund(1)
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund(3)
Franklin Small Cap Growth Fund(4)
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(9)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to
     Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

(4.) Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to
     Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(9.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

12/08                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR EDELIVERY

Log onto franklintempleton.com and click "My Profile"

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL SMALLER
COMPANIES FUND

INVESTMENT MANAGER
Franklin Templeton Investments Corp.

SUBADVISOR
Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisor. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

103 S2009 04/09


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.                        N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/LAURA F. FERGERSON
  --------------------------------------
  Laura F. Fergerson
  Chief Executive Officer - Finance and
  Administration
Date:  April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  --------------------------------------
  Laura F. Fergerson
  Chief Executive Officer - Finance and
  Administration
Date:  April 27, 2009

By /s/MARK H. OTANI
  -------------------------------------
  Mark H. Otani
  Chief Financial Officer and
  Chief Accounting Officer
Date:  April 27, 2009